CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2017
CAPITAL STOCK
Summary of issued and outstanding capital stock
	Common Shares
	Number	Amount
Balance as of December 31, 2017 and 2016	172,516,829	$132,401